Related-Party Transactions	12 Months Ended
Dec. 31, 2011
Related-Party Transactions
Related-Party Transactions

(21)              Related-Party Transactions

For the years presented, in addition to the transaction described in note (8) and note (9), the principal related party transactions and amounts due from and due to related parties are summarised as follows:

	Year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB	US$

Sales of products to related parties (note (a))	49,144	293,101	343,226	54,533
Purchase of raw materials from related parties (note (b))	771,158	1,435,562	1,322,363	210,102

	December 31,
	2010	2011
	RMB	RMB	US$

Accounts receivable from related parties (note (a))	190,486	281,509	44,727
Prepayments for materials to related party suppliers (note (b))	97,566	157,226	24,981
Other amounts due from related parties (note (c))	3,512	116,807	18,560
Total due from related parties	291,564	555,542	88,268

Prepayments for construction of property, plant and equipment to related party suppliers (note (d))	—	70,744	11,240
Total other due from related parties	—	70,744	11,240

Amounts due to related parties (note (b))	(84,481)	(242,575)	(38,541)
Total due to related parties	(84,481)	(242,575)	(38,541)

Notes:

(a)                      The Company sold PV modules of RMB 2,854, RMB 14,020 and RMB 9,439 (US$1,500) to its affiliate, Tibetan Yingli, for the years ended December 31, 2009, 2010 and 2011.  The Company sold products of RMB 36,589, RMB 105,598 and RMB 96,386 (US$15,314) to the subsidiaries of Yingli Group for the years ended December 31, 2009, 2010 and 2011, respectively. These subsidiaries of Yingli Group are controlled by Mr. Liansheng Miao, the Company’s chairman and CEO. The Company sold PV modules of RMB 4,007, RMB 173,483 and RMB 5,844 (US$928) to an entity whose equity shareholder is a noncontrolling interest holder of the Company’s foreign subsidiary for the years ended December 31, 2009, 2010 and 2011, respectively. The Company sold PV modules of RMB 231,557 (US$36,791) to an affiliate for the year ended December 31, 2011.

(b)                       The Company purchased raw materials of RMB 250,054, RMB 733,189 and RMB 1,090,362 (US$173,241) from the subsidiaries of Yingli Group for the years ended December 31, 2009, 2010 and 2011, respectively. The company purchased the services of RMB 62,798 (US$9,977) from the subsidiaries of Yingli Group for the year ended December 31, 2011. The Company imported the polysilicon of RMB 475,178, RMB 663,012 and RMB 169,203 (US$26,884) from an entity whose equity shareholder is a noncontrolling interest holder of the Company’s foreign subsidiary for the years ended December 31, 2009, 2010 and 2011, respectively.

(c)                        Other amounts due from related parties mainly represent the entrusted loan and advances to Yingli Group and its subsidiaries. In 2011, Tianwei Yingli made a one-year entrusted loan of RMB 100,000 (US$15,888) at an interest rate of 7.22% per annum to a subsidiary of Yingli Group.

(d)                       The balance as of December 31, 2011 mainly represents the prepayments to subsidiaries of Yingli Group for the construction of plants, which is included in property, plant and equipment in the consolidated balance sheets.